DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2017	2016
Interest rate swaps	2,864	1,502
Foreign currency swaps	83	—
Bunker derivatives	801	92
Asset Derivatives - Fair Value	3,748	1,594

(in thousands of $)	2017	2016
Interest rate swaps	1,914	1,777
Foreign currency swaps	66	213
Bunker derivatives	313	—
Liability Derivatives - Fair Value	2,293	1,990

Derivative Instruments, Gain (Loss)
During 2017, 2016 and 2015, the following were recognized and presented under “Gain (loss) on derivatives” in the consolidated statement of comprehensive income:

(in thousands of $)		2017	2016	2015
Interest rate swaps	Interest expense	(1,705)	(1,807)	(2,127)
	Unrealized fair value gain (loss)	1,225	(38)	(394)
Foreign currency swaps	Realized gain (loss)	204	(3)	68
	Unrealized fair value gain (loss)	25	(27)	(251)
Forward freight agreements	Realized gain (loss)	(517)	42	(606)
Bunker derivatives	Realized gain (loss)	622	(1,518)	(1,853)
	Unrealized fair value gain (loss)	291	2,676	(1,776)
		145	(675)	(6,939)